Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Contractual Cash Flows of the Financial Liabilities

The contractual cash flows of the financial liabilities as at December 31, 2015, 2016 and 2017 are as follows:

(in thousands of euros)		Contractual cash flows
As of December 31, 2015	Book value	Total	Less than one year	One to five years
Financial liabilities
Bank loans	—	—	—	—
Conditional advances	563	(570)	(507)	(63)
Liabilities related to finance leases	144	(149)	(59)	(91)
Trade payables and related accounts	3,672	(3,672)	(3,672)	—

Total financial liabilities	4,380	(4,392)	(4,238)	(153)

(in thousands of euros)		Contractual cash flows
As of December 31, 2016	Book value	Total	Less than one year	One to five years
Financial liabilities
Bank loans	1,480	(1,480)		(1,480)
Conditional advances	1,182	(1,182)		(1,182)
Liabilities related to finance leases	204	(149)	(59)	(91)
Trade payables and related accounts	4,832	(4,832)	(4,832)	—

Total financial liabilities	7,697	(7,644)	(4,891)	(2,753)

(in thousands of euros)		Contractual cash flows
As of December 31, 2017	Book value	Total	Less than one year	One to five years
Financial liabilities
Bank loans	1,534	(1,534)	(735)	(799)
Conditional advances	1,182	(1,182)		(1,182)
Liabilities related to finance leases	117	(117)	(79)	(39)
Bank overdrafts	11	(11)	(11)
Trade payables and related accounts	8,076	(8,076)	(8,076)	—

Total financial liabilities	10,919	(10,919)	(8,900)	(2,020)